Other long-term debt - Other Long Term Debt (Details) ¥ in Millions		1 Months Ended	12 Months Ended
	Sep. 17, 2020	Feb. 09, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Other Long-term debt
Total principal of other long-term debt			$ 1,238,930,196		$ 1,330,848,464
Less: current portion of other long-term debt			(760,163,148)		(854,814,983)
Total other long-term debt			478,767,048		476,033,481
Other Long-Term Debt [Member]
Other Long-term debt
Less: current portion of other long-term debt			(760,163,148)
Total other long-term debt			478,767,048
Other Long-Term Debt [Member] | RMB
Other Long-term debt
Less: current portion of other long-term debt			(527,016,483)
Senior Secured Notes [Member] | US Dollar
Other Long-term debt
Less: current portion of other long-term debt			(711,913,712)
June 2022 Senior notes due on June 29, 2022 at 12.00%
Other Long-term debt
Total principal of other long-term debt			$ 71,573,646		72,641,789
Maturity date			Jun. 29, 2022
Stated rate			12.00%	12.00%
June 2022 Senior notes due on June 29, 2022 at 14.00% | Other Long-Term Debt [Member]
Other Long-term debt
Total principal of other long-term debt			$ 391,900,000
June 2022 Senior notes due on June 29, 2022 at 14.00% | Senior Secured Notes [Member]
Other Long-term debt
Less: current portion of other long-term debt | ¥				¥ (545.3)
September 2023 Senior notes due on September 17, 2023 at 14.50%
Other Long-term debt
Total principal of other long-term debt			$ 150,030,000		150,030,000
Maturity date	Sep. 17, 2023		Sep. 17, 2023
Stated rate	14.50%		14.50%	14.50%
October 2023 Notes Due on October 15, 2023 at 14.20%
Other Long-term debt
Total principal of other long-term debt			$ 17,118,420		17,118,420
Maturity date			Oct. 15, 2023
Stated rate			14.20%	14.20%
January 2024 Notes Due on January 25, 2024 at 14.00%
Other Long-term debt
Total principal of other long-term debt			$ 153,182,000		153,182,000
Maturity date		Jan. 25, 2024	Jan. 25, 2024
Stated rate		14.00%	14.00%	14.00%
September 2027 Senior notes due on September 30, 2027 at 3%
Other Long-term debt
Total principal of other long-term debt			$ 235,786,580		232,091,202
Maturity date			Sep. 30, 2027
Corporate Bonds Due On November 13 2025 At 8.35%
Other Long-term debt
Total principal of other long-term debt			$ 24,471,245		24,836,447
Maturity date			Nov. 13, 2025
Stated rate			8.35%	8.35%
Corporate Bonds Due On Januray 7, 2026 at 8.35%
Other Long-term debt
Total principal of other long-term debt			$ 13,612,209		13,815,353
Maturity date			Jan. 07, 2026
Stated rate			8.35%	8.35%
Loan from China Huarong Asset Management Co., Ltd, Due April 20, 2024 at 12.00%
Other Long-term debt
Total principal of other long-term debt			$ 31,856,881
Maturity date			Apr. 20, 2024
Stated rate			12.00%	12.00%
Loan from China Huarong Asset Management Co., Ltd, Due April 20, 2026 at 12.50%
Other Long-term debt
Maturity date			Apr. 20, 2026
Stated rate			12.50%	12.50%
Loan from China Huarong Asset Management Co., Ltd, Due April 26, 2026 at 12.50%
Other Long-term debt
Total principal of other long-term debt					32,332,303
Loan from China Huarong Asset Management Co., Ltd, Due November 27, 2023 at 12.00%
Other Long-term debt
Total principal of other long-term debt			$ 18,499,249		18,775,326
Maturity date			Nov. 27, 2023
Stated rate			12.00%	12.00%
Loan from Changan international trust Company Ltd, Due December 24, 2023, at 9.00%
Other Long-term debt
Maturity date			Dec. 24, 2023
Stated rate			9.00%	9.00%
Loan from Changan international trust Company Ltd, Due September 15, 2026, at 4.75%
Other Long-term debt
Total principal of other long-term debt			$ 139,861,680		134,850,420
Maturity date			Sep. 15, 2026
Stated rate			4.75%	4.75%
Loan from Tianjin Huaxin Funian Leasing Co., Ltd Due April 6, 2025 at 8.90%
Other Long-term debt
Total principal of other long-term debt			$ 0		8,034,949
Maturity date			Apr. 06, 2025
Stated rate			8.90%	8.90%
Loan from Daye Trust Co., Ltd Due August 31, 2022 at 11.50%
Other Long-term debt
Total principal of other long-term debt			$ 83,467,809		84,713,457
Maturity date			Aug. 31, 2022
Stated rate			11.50%	11.50%
Loan from Daye Trust Co., Ltd Due October 16, 2022 at 14.50%
Other Long-term debt
Total principal of other long-term debt			$ 27,822,603		28,237,819
Maturity date			Oct. 16, 2022
Stated rate			14.50%	14.50%
Loan from Hubei Tian Qian Asset Management Co., Ltd Due November 15, 2023 at 12.00%
Other Long-term debt
Total principal of other long-term debt			$ 12,520,171		12,707,019
Maturity date			Nov. 15, 2023
Stated rate			12.00%	12.00%
Loan from Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2023 at 9.00%
Other Long-term debt
Maturity date			Jun. 20, 2023
Stated rate			9.00%	9.00%
Loan from Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2025 at 9.00%
Other Long-term debt
Total principal of other long-term debt			$ 31,024,985
Maturity date			Jun. 20, 2025
Stated rate			9.00%	9.00%
Loan from Qingdao Xifa Commercial Factoring Co. Ltd Due September 28, 2025 at 9.00%
Other Long-term debt
Total principal of other long-term debt			$ 7,182,405		0
Maturity date			Sep. 28, 2025
Stated rate			9.00%	9.00%
Loan from Qingdao Rongfu Huijin Asset Management Co. Ltd Due October 20, 2025 at 9.00%
Other Long-term debt
Total principal of other long-term debt			$ 29,770,185		35,297,274
Maturity date			Oct. 20, 2025
Stated rate			9.00%	9.00%
Loan from Zhengzhou Jinshui Holding Group Co., Ltd Due February 5,2026 at 2.80% to 3.00%
Other Long-term debt
Total principal of other long-term debt			$ 15,163,319		15,389,611
Loan from Zhengzhou Jinshui Holding Group Co., Ltd Due February 5,2026 at 2.80% to 3.00% | Minimum [Member]
Other Long-term debt
Stated rate			2.80%	2.80%
Loan from Zhengzhou Jinshui Holding Group Co., Ltd Due February 5,2026 at 2.80% to 3.00% | Maximum [Member]
Other Long-term debt
Stated rate			3.00%	3.00%
Loan from Zhengzhou Jinshui Holding Group Co., Ltd Due January 1, 2026 at 9.50%
Other Long-term debt
Total principal of other long-term debt			$ 6,816,538		0
Maturity date			Jan. 01, 2026
Stated rate			9.50%	9.50%
Loan from China Development Bank Henan Branch, Due August 30,2025 at 2.80%
Other Long-term debt
Total principal of other long-term debt			$ 70,145,581		101,839,225
Stated rate			2.80%	2.80%
Loan from China Development Bank Henan Branch, Due February 7,2026 at 2.70%
Other Long-term debt
Total principal of other long-term debt			$ 2,225,808		0
Stated rate			2.70%	2.70%
Loan from China Development Bank Henan Branch, Due June 17,2026 at 2.70%
Other Long-term debt
Total principal of other long-term debt			$ 695,565		0
Stated rate			2.70%	2.70%
Loan from Ares Management, Mortgage Loan Due December 30, 2025 at 6.5%
Other Long-term debt
Total principal of other long-term debt			$ 0		76,685,804
Maturity date			Dec. 30, 2025
Stated rate			6.50%	6.50%
Loan from Ares Management, Mezzanine Loan Due December 30, 2025 at 6.5%
Other Long-term debt
Stated rate			18.70%	18.70%
Loan from Kriss Capital Llc Due November 3, 2025 at 7.25%
Other Long-term debt
Total principal of other long-term debt			$ 0		19,085,161
Stated rate			7.25%	7.25%
Loan from Kriss Capital LLC, Due April 4, 2023 at 7.25%
Other Long-term debt
Maturity date			Apr. 04, 2023
Stated rate			7.25%	7.25%
Mezzanine Loan Due December 30, 2025 At9.5 Per Annum One [Member]
Other Long-term debt
Total principal of other long-term debt			$ 5,500,000		5,500,000
Maturity date			Dec. 30, 2025
Stated rate			9.50%	9.50%
Mezzanine Loan Due December 30, 2025 At9.5 Per Annum Three [Member]
Other Long-term debt
Total principal of other long-term debt			$ 32,173,066		34,425,000
Maturity date			Dec. 30, 2025
Stated rate			9.50%	9.50%
Qingdao Xifa Commercial Factoring Co., Ltd, Due June 20,2024 at 9.00% [Member]
Other Long-term debt
Total principal of other long-term debt					44,011,465
Loan from Qingdao Haifa Finance Leasing Co., Ltd, Due January 24,2024 at 9.00%
Other Long-term debt
Stated rate			9.00%	9.00%
Qingdao Haifa Finance Leasing Co., Ltd, Due January 26,2025 at 13.00% [Member]
Other Long-term debt
Total principal of other long-term debt			$ 0		1,073,037
Maturity date			Jan. 24, 2024
Stated rate			13.00%	13.00%
Qingdao West Coast Small Loan Co., Ltd, Due January 24,2024 at 13.00%
Other Long-term debt
Stated rate			13.00%	13.00%
Qingdao West Coast Small Loan Co., Ltd, Due January 26,2025 at 13.00%
Other Long-term debt
Total principal of other long-term debt			$ 2,086,695		4,235,673
Maturity date			Jan. 24, 2024
Stated rate			13.00%	13.00%
Loan from Qingdao Rongfu Huijin Asset Management Co., Ltd, Due May 20,2024 at 9.00%
Other Long-term debt
Stated rate			9.00%	9.00%
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% per annum | Minimum [Member]
Other Long-term debt
Stated rate			2.80%	2.80%
Loan from Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 30,2025 at 2.80% to 3.20% per annum | Maximum [Member]
Other Long-term debt
Stated rate			3.20%	3.20%
Dalian Lvshunkou District State-owned Capital Investment and Operation Group Co., Ltd, Due August 31,2025 at 2.80% to 3.00% per annum
Other Long-term debt
Total principal of other long-term debt			$ 9,793,556		9,939,710
Mezzanine Loan, Due October 4 2023 At 9.5% Per Annum, Before Debt Extension, One
Other Long-term debt
Maturity date			Oct. 04, 2023
Stated rate			9.50%	9.50%
Mezzanine Loan, Due October 4, 2023 At 9.5% Per Annum, Before Debt Extension, Two
Other Long-term debt
Maturity date			Oct. 04, 2023
Stated rate			9.50%	9.50%
Summitbridge National Investments VIII LLC Due December 31, 2025, at 7.00% or 12%+Term SOFR Per Annum
Other Long-term debt
Total principal of other long-term debt			$ 14,050,000		0
Maturity date			Dec. 31, 2025
Summitbridge National Investments VIII LLC., Due December 31, 2025, at 7.00%
Other Long-term debt
Stated rate			7.00%	7.00%
Summitbridge National Investments VIII LLC., Due December 31, 2025, at 12%+Term SOFR Per Annum
Other Long-term debt
Stated rate			12.00%	12.00%
Bluebird Credit EM LLC Due December 6, 2025 at 6.5%+Term SOFR Per Annum
Other Long-term debt
Total principal of other long-term debt			$ 32,500,000		$ 0
Maturity date			Dec. 06, 2025
Stated rate			6.50%	6.50%